Schedule of Investments ─ NYLI MacKay Securitized Income ETF

January 31, 2026 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 99.9%

Collateralized Loan Obligations — 2.9%
AGL CLO 17 Ltd., (Cayman Islands)
Series 2022-17A BR
5.070%, (3 Month CME SOFR + 1.40%), due 1/21/35(a)	$400,000	$400,088
AGL CLO 32 Ltd., (Cayman Islands)
Series 2024-32A A1
5.050%, (3 Month CME SOFR + 1.38%), due 7/21/37(a)	250,000	250,767
AGL CLO 35 Ltd., (Cayman Islands)
Series 2024-35A A2
5.220%, (3 Month CME SOFR + 1.55%), due 1/21/38(a)	250,000	250,641
AIMCO CLO Series, (Cayman Islands)
Series 2018-AA B1R
5.532%, (3 Month CME SOFR + 1.65%), due 10/17/37(a)	300,000	300,956
Apidos CLO LI Ltd., (Jersey)
Series 2024-51A B
5.218%, (3 Month CME SOFR + 1.55%), due 1/20/38(a)	250,000	250,563
Ares Direct Lending CLO 3 LLC
Series 2024-3A A2
5.418%, (3 Month CME SOFR + 1.75%), due 1/20/37(a)	250,000	250,226
Bain Capital Credit CLO Ltd., (Cayman Islands)
Series 2021-6A DR
6.620%, (3 Month CME SOFR + 2.95%), due 10/21/34(a)	250,000	246,970
BCC Middle Market CLO LLC
Series 2025-1A A1
5.290%, (3 Month CME SOFR + 1.62%), due 7/17/37(a)	275,000	276,344
Blackrock Rainier CLO VI Ltd., (Cayman Islands)
Series 2021-6A A1R
5.218%, (3 Month CME SOFR + 1.55%), due 4/20/37(a)	250,000	250,842
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A A1TR
5.240%, (3 Month CME SOFR + 1.57%), due 1/21/37(a)	300,000	300,929
Golub Capital Partners CLO 76 B Ltd., (Jersey)
Series 2024-76A A1
5.038%, (3 Month CME SOFR + 1.37%), due 10/25/37(a)	250,000	250,507
Great Lakes CLO Ltd., (Cayman Islands)
Series 2019-1A ARR
5.152%, (3 Month CME SOFR + 1.48%), due 4/15/37(a)	340,000	340,905
OCP CLO Ltd., (Cayman Islands)
Series 2017-14A A1R
5.038%, (3 Month CME SOFR + 1.37%), due 7/20/37(a)	250,000	250,764
Owl Rock CLO XX LLC, (Cayman Islands)
Series 2024-20A C
5.768%, (3 Month CME SOFR + 2.10%), due 10/24/34(a)	250,000	250,681
Signal Peak CLO 12 Ltd., (Jersey)
Series 2022-12A A1R
5.068%, (3 Month CME SOFR + 1.40%), due 7/18/37(a)	250,000	250,685

	Principal Amount	Value
Collateralized Loan Obligations (continued)

Silver Point SCF CLO IV Ltd.
Series 2021-1A A2R
5.622%, (3 Month CME SOFR + 1.95%), due 10/15/36(a)	$250,000	$251,137
Texas Debt Capital CLO Ltd., (Cayman Islands)
Series 2024-2A B
5.368%, (3 Month CME SOFR + 1.70%), due 1/24/37(a)	250,000	251,812
Total Collateralized Loan Obligations
(Cost $4,614,500)		4,624,817

Collateralized Mortgage Obligations — 18.9%

Mortgage Securities — 18.9%
Agate Bay Mortgage Trust
Series 2015-5 B3
3.574%, due 7/25/45(a)(b)	30,122	24,514
Alternative Loan Trust
Series 2005-IM1 A1
4.387%, (1 Month CME SOFR + 0.71%), due 1/25/36(a)	125,524	116,882
Banc of America Alternative Loan Trust
Series 2005-11 1CB5
5.500%, due 12/25/35	37,198	34,001
Banc of America Funding Trust
Series 2006-I 6A1
4.170%, (1 Month CME SOFR + 0.49%), due 12/20/46(a)	29,661	26,874
Banc of America Mortgage Trust
Series 2005-A 2A3
4.910%, due 2/25/35(a)(b)	15,784	15,414
BRAVO Residential Funding Trust
Series 2024-NQM8 A1A
4.300%, due 8/1/53	259,989	257,791
Chase Mortgage Finance Trust
Series 2005-S3 A14
5.500%, due 11/25/35	46,201	32,139
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2005-AA A2
4.037%, (1 Month CME SOFR + 0.36%), due 1/25/36(a)	24,300	23,378
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1
4.387%, (1 Month CME SOFR + 0.71%), due 5/25/35(a)	64,299	57,443
CIM Trust
Series 2019-INV1 B4
5.026%, due 2/25/49(a)(b)	342,503	338,252
Series 2021-J2 AIOS
0.210%, due 4/25/51(a)(b)(c)	1,516,229	18,833
Series 2021-J3 A31
2.500%, due 6/25/51(a)(b)	112,004	93,453
Series 2025-NR1 A1
5.000%, due 6/25/64	249,076	248,983
Citigroup Mortgage Loan Trust
Series 2014-C B3
4.250%, due 2/25/54(a)(b)	640,000	550,618
Series 2025-4 A2
5.500%, due 10/25/55(a)(b)	265,504	267,153
Citigroup Mortgage Loan Trust 2025-LTV1
Series 2025-LTV1 A1
5.237%, due 12/25/55(a)(b)	486,683	487,648

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Connecticut Avenue Securities
Series 2025-R01 1B1
5.397%, (1 Month SOFR + 1.70%), due 1/25/45(a)	$410,000	$408,722
Connecticut Avenue Securities Trust
Series 2019-HRP1 B1
13.062%, (1 Month SOFR + 9.36%), due 11/25/39(a)	279,725	295,310
Series 2020-SBT1 1B1
10.562%, (1 Month SOFR + 6.86%), due 2/25/40(a)	715,000	750,528
Series 2022-R01 1B2
9.697%, (1 Month SOFR + 6.00%), due 12/25/41(a)	300,000	311,305
Series 2022-R02 2B2
11.347%, (1 Month SOFR + 7.65%), due 1/25/42(a)	685,000	724,197
Series 2022-R08 1B1
9.297%, (1 Month SOFR + 5.60%), due 7/25/42(a)	95,000	100,997
Series 2024-R02 1B1
6.197%, (1 Month SOFR + 2.50%), due 2/25/44(a)	65,000	66,559
Series 2024-R03 2M2
5.647%, (1 Month SOFR + 1.95%), due 3/25/44(a)	395,000	399,189
Series 2024-R05 2B1
5.697%, (1 Month SOFR + 2.00%), due 7/25/44(a)	500,000	500,314
CSMC
Series 2021-NQM2 A2
1.384%, due 2/25/66(a)(b)	395,725	358,625
DLIC Re-REMIC Trust 2025-FRR1
Series 2025-FRR1 C104
1.635%, due 12/27/52(a)(b)	495,000	418,181
Flagstar Mortgage Trust
Series 2021-6INV A18
2.500%, due 8/25/51(a)(b)	137,897	115,196
Series 2021-9INV A7
2.500%, due 9/25/41(a)(b)	999,689	904,520
GS Mortage-Backed Securities Trust
Series 2020-PJ1 A1
3.500%, due 5/25/50(a)(b)	310,441	281,850
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ4 A4
2.500%, due 9/25/52(a)(b)	1,554,226	1,305,550
GS Mortgage-Backed Securities Trust
Series 2022-PJ3 A4
2.500%, due 8/25/52(a)(b)	916,025	769,461
Series 2023-PJ1 A4
3.500%, due 2/25/53(a)(b)	1,332,582	1,217,164
GS Mortgage-Backed Securities Trust 2022-HP1
Series 2022-HP1 B4
3.310%, due 9/25/52(a)(b)	501,597	420,985
HarborView Mortgage Loan Trust
Series 2005-2 2A1A
4.230%, (1 Month CME SOFR + 0.55%), due 5/19/35(a)	62,048	60,337
IndyMac INDX Mortgage Loan Trust
Series 2005-AR12 2A1A
4.267%, (1 Month CME SOFR + 0.59%), due 7/25/35(a)	70,141	65,972

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
J.P. Morgan Mortgage Trust
Series 2019-8 A11
4.637%, (1 Month CME SOFR + 0.96%), due 3/25/50(a)	$10,703	$10,486
Series 2021-11 A3
2.500%, due 1/25/52(a)(b)	1,349,342	1,133,413
Series 2021-11 AX1
0.219%, due 1/25/52(a)(b)(c)	10,554,537	134,140
Series 2021-12 A3
2.500%, due 2/25/52(a)(b)	1,095,836	920,475
Series 2021-4 B1
2.879%, due 8/25/51(a)(b)	939,352	794,639
Series 2022-1 A3
2.500%, due 7/25/52(a)(b)	727,054	610,725
Series 2022-1 B3
3.085%, due 7/25/52(a)(b)	478,457	394,687
Series 2024-INV1 A4
6.000%, due 4/25/55(a)(b)	466,714	474,126
J.P. Morgan Mortgage Trust Series 2025-NQM4
Series 2025-NQM4 A1F
4.897%, (1 Month SOFR + 1.20%), due 3/25/66(a)	400,646	401,436
LOANDEPOT GMSR Master Trust
Series 2025-GT2 A
6.823%, (1 Month CME SOFR + 3.15%), due 7/16/30(a)	520,000	524,050
Mello Mortgage Capital Acceptance
Series 2021-MTG1 A19
2.500%, due 4/25/51(a)(b)	105,023	87,628
Merrill Lynch Mortgage Investors Trust
Series 2004-F B1
5.243%, due 12/25/29(a)(b)	49,414	43,409
Mill City Mortgage Loan Trust
Series 2018-3 B2
3.250%, due 8/25/58(a)(b)	728,447	563,432
Series 2018-4 B4
3.045%, due 4/25/66(a)(b)	414,516	247,375
Multifamily Connecticut Avenue Securities Trust
Series 2019-01 B10
9.312%, (1 Month SOFR + 5.61%), due 10/25/49(a)	435,000	443,553
Series 2020-01 CE
11.312%, (1 Month SOFR + 7.61%), due 3/25/50(a)	115,000	118,913
Series 2025-01 B1
8.897%, (1 Month SOFR + 5.20%), due 5/25/55(a)	590,000	613,280
New Residential Mortgage Loan Trust 2024-RPL1
Series 2024-RPL1 B1
3.873%, due 1/25/64(a)(b)	372,000	315,809
OBX 2025-R1 Trust
Series 2025-R1 A1
4.940%, due 9/25/62	567,113	569,220
OBX 2026-J1 Trust
Series 2026-J1 AF
5.039%, (1 Month SOFR + 1.35%), due 2/25/56(a)	385,000	384,961

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
OBX Trust
Series 2019-INV2 A5
4.000%, due 5/27/49(a)(b)	$31,311	$29,516
Series 2022-J1 A14
2.500%, due 2/25/52(a)(b)	1,053,230	878,789
Provident Funding Mortgage Trust
Series 2021-INV1 B2
2.778%, due 8/25/51(a)(b)	589,784	495,514
RALI Trust
Series 2005-QO3 A1
4.587%, (1 Month CME SOFR + 0.91%), due 10/25/45(a)	87,175	60,349
Series 2007-QO3 A1
4.107%, (1 Month CME SOFR + 0.43%), due 3/25/47(a)	82,109	77,703
RCKT Mortgage Trust
Series 2021-5 A1
2.500%, due 11/25/51(a)(b)	4,241,321	3,560,059
Series 2022-2 A2
2.500%, due 2/25/52(a)(b)	463,120	388,129
Sequoia Mortgage Trust
Series 2023-2 B2
5.004%, due 3/25/53(a)(b)	420,832	399,645
Series 2025-S1 A7
2.500%, due 9/25/54(a)(b)	500,000	338,358
STACR Trust
Series 2018-HRP1 B2
15.562%, (1 Month SOFR + 11.86%), due 5/25/43(a)	523,629	617,060
Towd Point Mortgage Trust
Series 2017-4 B5
3.643%, due 6/25/57(a)(b)	249,771	176,838
Series 2018-2 B5
3.400%, due 3/25/58(a)(b)	1,216,969	539,220
Series 2019-1 B2
3.779%, due 3/25/58(a)(b)	815,000	637,222
UWM Mortgage Trust
Series 2021-INV5 A14
3.000%, due 1/25/52(a)(b)	561,206	486,934
Verus Securitization Trust 2025-R2
Series 2025-R2 A1
5.086%, due 7/25/67(a)(b)	391,356	394,333
Verus Securitization Trust 2026-R1
Series 2026-R1 A1
4.832%, due 10/25/67(a)(b)	400,000	400,398
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR17 1A
4.868%, (Federal Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.20%), due 11/25/42(a)	19,549	18,920
Series 2004-AR12 A2B
4.707%, (1 Month CME SOFR + 1.03%), due 10/25/44(a)	51,265	50,698
Series 2004-AR8 A1
4.627%, (1 Month CME SOFR + 0.95%), due 6/25/44(a)	80,046	80,899
Series 2005-AR16 1A1
4.326%, due 12/25/35(a)(b)	55,109	50,497
Series 2005-AR6 2A1A
4.247%, (1 Month CME SOFR + 0.57%), due 4/25/45(a)	47,008	45,787

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-8 2CB3
4.197%, (1 Month CME SOFR + 0.52%), due 10/25/35(a)	$29,166	$27,870
Total Collateralized Mortgage Obligations
(Cost $30,165,652)		30,608,833

Commercial Asset-Backed Securities — 15.6%

Asset Backed Securities — 15.6%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G
11.395%, due 9/15/32	445,097	457,115
Avis Budget Rental Car Funding AESOP LLC
Series 2023-5A D
7.350%, due 4/20/28	245,000	248,794
Series 2023-8A D
7.520%, due 2/20/30	495,000	511,906
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 D
6.447%, (1 Month SOFR + 2.75%), due 6/25/47(a)	56,153	56,993
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 C
5.650%, due 4/16/29	250,000	252,253
Series 2024-1 D
6.030%, due 11/15/29	780,000	795,338
Series 2025-2 D
5.620%, due 3/17/31	390,000	397,129
Series 2025-3 E
6.620%, due 5/17/32	600,000	604,796
Bridgecrest Lending Auto Securitization Trust 2026-1
Series 2026-1 D
4.990%, due 11/17/31	375,000	376,264
CarMax Auto Owner Trust
Series 2024-1 C
5.470%, due 8/15/29	80,000	81,769
Series 2024-3 C
5.280%, due 3/15/30	485,000	495,966
CarMax Select Receivables Trust
Series 2024-A D
6.270%, due 12/16/30	365,000	376,146
Series 2025-A D
5.860%, due 7/15/31	305,000	312,257
Series 2025-B D
5.330%, due 7/15/31	410,000	413,925
CF Hippolyta Issuer LLC
Series 2020-1 A1
1.690%, due 7/15/60	447,767	376,249
Series 2020-1 A2
1.990%, due 7/15/60	389,522	327,130
Series 2020-1 B1
2.280%, due 7/15/60	422,742	266,368
Series 2021-1A B1
1.980%, due 3/15/61	438,238	267,717
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-1A A2
6.000%, due 5/20/55	400,000	409,591

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
DataBank Issuer II LLC
Series 2025-1A A2
5.180%, due 9/27/55	$160,000	$157,393
Drive Auto Receivables Trust
Series 2024-1 C
5.430%, due 11/17/31	75,000	75,982
Exeter Automobile Receivables Trust
Series 2022-2A E
6.340%, due 10/15/29	375,000	366,265
Series 2025-3A D
5.570%, due 10/15/31	275,000	280,558
Series 2025-4A D
5.230%, due 1/15/32	435,000	438,390
Series 2025-4A E
6.990%, due 4/15/33	295,000	298,357
Exeter Select Automobile Receivables Trust 2025-3
Series 2025-3 D
5.540%, due 5/17/32	400,000	404,082
First Investors Auto Owner Trust
Series 2023-1A D
7.740%, due 1/15/31	285,000	297,744
Flagship Credit Auto Trust
Series 2021-1 D
1.270%, due 3/15/27	52,232	51,888
Series 2021-2 D
1.590%, due 6/15/27	68,394	67,574
Series 2021-2 E
3.160%, due 9/15/28	410,000	399,845
Series 2021-3 D
1.650%, due 9/15/27	514,000	504,617
Series 2021-3 E
3.320%, due 12/15/28	650,000	598,928
Series 2021-4 C
1.960%, due 12/15/27	11,442	11,378
Series 2022-1 D
3.640%, due 3/15/28	335,000	325,364
Series 2022-2 D
5.800%, due 4/17/28	505,000	453,828
Series 2024-1 C
5.790%, due 2/15/30	345,000	345,497
GLS Auto Receivables Issuer Trust
Series 2024-2A D
6.190%, due 2/15/30	700,000	718,529
Series 2025-1A D
5.610%, due 11/15/30	610,000	620,475
GLS Auto Receivables Issuer Trust 2022-2
Series 2022-2A E
5.500%, due 6/15/29	310,000	311,736
GMF Floorplan Owner Revolving Trust
Series 2023-2 A
5.340%, due 6/15/30	100,000	103,089
Hertz Vehicle Financing III LLC
Series 2025-3A D
8.550%, due 12/26/29	445,000	463,721
Series 2025-6A D
8.300%, due 5/25/32	515,000	525,720
Huntington Bank Auto Credit-Linked Notes Series 2024-2
Series 2024-2 E
11.203%, (1 Month SOFR + 7.50%), due 10/20/32(a)	453,574	458,311

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Hyundai Auto Receivables Trust
Series 2024-B C
5.290%, due 10/15/31	$210,000	$215,827
Kinetic ABS Issuer LLC
Series 2026-1A A2
5.219%, due 2/25/56	395,000	395,247
LAD Auto Receivables Trust
Series 2024-1A D
6.150%, due 6/16/31	100,000	102,986
Series 2024-2A D
6.370%, due 10/15/31	430,000	444,087
Series 2024-3A D
5.180%, due 2/17/32	565,000	570,168
Series 2025-2A D
5.010%, due 12/15/32	380,000	381,781
Long Beach Mortgage Loan Trust
Series 2004-3 M1
4.642%, (1 Month CME SOFR + 0.97%), due 7/25/34(a)	95,550	96,193
Magnetite 50 Ltd., (Cayman Islands)
Series 2025-50A A1
4.948%, (3 Month CME SOFR + 1.28%), due 7/25/38(a)	300,000	300,759
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1
1.910%, due 10/20/61	285,000	239,362
Series 2021-1 B1
2.410%, due 10/20/61	525,000	331,363
Progress Residential Trust
Series 2025-SFR3 D
3.390%, due 7/17/42	355,000	327,004
Series 2025-SFR4 C
5.050%, due 8/17/42	440,000	438,029
QTS Issuer ABS II LLC
Series 2026-1A B
6.729%, due 1/5/56	450,000	454,764
Regatta 30 Funding Ltd., (Cayman Islands)
Series 2024-4A B
5.318%, (3 Month CME SOFR + 1.65%), due 1/25/38(a)	300,000	301,769
Regatta XI Funding Ltd., (Cayman Islands)
Series 2018-1A AR
5.068%, (3 Month CME SOFR + 1.40%), due 7/17/37(a)	250,000	250,798
RIN V LLC
Series 2023-2A A1R
5.007%, (3 Month CME SOFR + 1.34%), due 10/14/36(a)	350,000	349,992
Shentel Issuer LLC
Series 2025-1A A2
5.640%, due 12/20/55	480,000	487,650
SoFi Consumer Loan Program Trust
Series 2025-1 B
5.120%, due 2/27/34	370,000	375,902
Structured Asset Investment Loan Trust
Series 2004-8 A6
4.587%, (1 Month CME SOFR + 0.91%), due 9/25/34(a)	98,597	96,504
Subway Funding LLC
Series 2024-1A A2I
6.028%, due 7/30/54	351,450	356,081

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Toyota Auto Loan Extended Note Trust
Series 2023-1A A
4.930%, due 6/25/36	$100,000	$102,222
Tricon American Homes
Series 2020-SFR1 C
2.249%, due 7/17/38	335,000	330,974
Series 2020-SFR1 D
2.548%, due 7/17/38	460,000	454,528
Vantage Data Centers Issuer LLC
Series 2021-1A A2
2.165%, due 10/15/46	585,000	574,670
Zayo Issuer LLC
Series 2025-1A B
6.088%, due 3/20/55	470,000	478,350
Series 2025-2A A2
5.953%, due 6/20/55	475,000	487,670
Series 2025-3A A2
5.570%, due 10/20/55	485,000	488,045
Series 2025-3A C
8.435%, due 10/20/55	470,000	492,970
Total Commercial Asset-Backed Securities
(Cost $25,350,541)		25,232,672

Commercial Mortgage-Backed Securities — 17.5%

Mortgage Securities — 17.5%
1301 Trust 2025-AOA
Series 2025-1301 D
6.223%, due 8/11/42(a)(b)	385,000	393,911
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ A
2.848%, due 8/14/34	495,000	411,469
BAMLL Commercial Mortgage Securities Trust 2014-520M
Series 2014-520M A
4.185%, due 8/15/46(a)(b)	375,000	344,011
BANK
Series 2017-BNK4 C
4.372%, due 5/15/50(a)(b)	255,000	226,356
Series 2017-BNK6 D
3.100%, due 7/15/60	470,000	407,117
Series 2017-BNK7 C
3.972%, due 9/15/60(a)(b)	440,000	396,723
Series 2019-BN19 B
3.647%, due 8/15/61	80,000	69,938
Series 2019-BN19 C
4.031%, due 8/15/61(a)(b)	715,000	528,766
Series 2020-BN25 D
2.500%, due 1/15/63	395,000	311,051
BANK 2017-BNK8
Series 2017-BNK8 B
3.945%, due 11/15/50(a)(b)	250,000	230,955
Series 2017-BNK8 D
2.600%, due 11/15/50	200,000	105,190
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 D
3.000%, due 7/15/49	440,000	382,951
BBCMS Mortgage Trust
Series 2024-C24 AS
5.867%, due 2/15/57	70,000	73,406

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Benchmark Mortgage Trust
Series 2018-B1 C
4.201%, due 1/15/51(a)(b)	$374,000	$306,348
Series 2018-B6 D
3.086%, due 10/10/51(a)(b)	605,000	456,522
Series 2019-B14 C
3.778%, due 12/15/62(a)(b)	485,000	343,452
Series 2019-B9 C
4.971%, due 3/15/52(a)(b)	300,000	263,384
Series 2020-B16 D
2.500%, due 2/15/53	545,000	414,400
Series 2020-B17 C
3.371%, due 3/15/53(a)(b)	910,000	689,997
BF Mortgage Trust
Series 2019-NYT E
6.478%, (1 Month CME SOFR + 2.80%), due 12/15/35(a)	683,500	629,872
BFLD Commercial Mortgage Trust
Series 2025-5MW D
6.371%, due 10/10/42(a)(b)	575,000	588,515
BMO Mortgage Trust
Series 2022-C1 111A
3.269%, due 2/17/55(a)(b)	550,000	516,816
BWAY Mortgage Trust
Series 2013-1515 C
3.446%, due 3/10/33	285,000	262,923
BX Commercial Mortgage Trust
Series 2024-BRBK D
9.648%, (1 Month CME SOFR + 5.97%), due 10/15/41(a)	265,000	265,994
BX Commercial Mortgage Trust 2019-IMC
Series 2019-IMC F
6.626%, (1 Month CME SOFR + 2.95%), due 4/15/34(a)	330,000	323,998
BX Commercial Mortgage Trust 2024-VLT5
Series 2024-VLT5 E
8.134%, due 11/13/46(a)(b)	360,000	386,714
BX Trust
Series 2019-OC11 D
3.944%, due 12/9/41(a)(b)	500,000	478,129
Series 2021-RISE C
5.244%, (1 Month CME SOFR + 1.56%), due 11/15/36(a)	84,533	84,506
BX Trust 2025-ARIA
Series 2025-ARIA C
5.517%, due 12/13/42(a)(b)	550,000	558,749
BX Trust 2025-VOLT
Series 2025-VOLT B
5.780%, (1 Month CME SOFR + 2.10%), due 12/15/44(a)	380,000	381,900
BXP Trust 2021-601L
Series 2021-601L A
2.618%, due 1/15/44	575,000	506,405
CAMB Commercial Mortgage Trust
Series 2021-CX2 D
2.771%, due 11/10/46(a)(b)	600,000	471,522
CFK Trust
Series 2020-MF2 E
3.458%, due 3/15/39(a)(b)	490,000	372,505
Citigroup Commercial Mortgage Trust
Series 2018-B2 D
3.145%, due 3/10/51(a)(b)	1,070,000	814,757

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
COMM 2013-CCRE6 Mortgage Trust
Series 2013-CR6 D
3.871%, due 3/10/46(a)(b)	$175,000	$162,812
COMM 2014-CCRE20 Mortgage Trust
Series 2014-CR20 D
3.222%, due 11/10/47	300,000	220,872
COMM 2018-HCLV Mortgage Trust
Series 2018-HCLV A
4.976%, (1 Month CME SOFR + 1.30%), due 9/15/33(a)	425,000	392,266
COMM Mortgage Trust
Series 2014-UBS2 D
4.624%, due 3/10/47(a)(b)	47,387	20,921
Series 2016-DC2 C
4.632%, due 2/10/49(a)(b)	395,000	387,401
Series 2016-DC2 D
3.882%, due 2/10/49(a)(b)	760,000	692,179
CSAIL Commercial Mortgage Trust
Series 2015-C1 C
3.778%, due 4/15/50(a)(b)	293,000	266,633
Series 2018-C14 C
4.876%, due 11/15/51(a)(b)	405,000	364,456
CSMC 2014-USA OA LLC
Series 2014-USA A1
3.304%, due 9/15/37	446,556	410,874
DBUBS Mortgage Trust
Series 2011-LC3A PM2
5.268%, due 5/10/44(a)(b)	650,000	416,832
Extended Stay America Trust 2026-ESH2
Series 2026-ESH2 D
5.920%, (1 Month CME SOFR + 2.25%), due 2/15/43(a)	390,000	392,681
Freddie Mac Mscr Trust
Series 2024-MN8 M2
7.947%, (1 Month SOFR + 4.25%), due 5/25/44(a)	430,000	447,969
Series 2025-MN10 B1
8.647%, (1 Month SOFR + 4.95%), due 2/25/45(a)	570,000	577,120
Freddie Mac Mscr Trust Mn12
Series 2025-MN12 B1
8.197%, (1 Month SOFR + 4.50%), due 11/25/45(a)	410,000	416,887
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 B1
9.697%, (1 Month SOFR + 6.00%), due 10/25/44(a)	530,000	559,182
GS Mortgage Securities Corp. Trust
Series 2012-BWTR A
2.954%, due 11/5/34	358,559	318,760
Series 2017-GPTX A
2.856%, due 5/10/34	513,367	454,322
GS Mortgage Securities Trust
Series 2015-GC30 B
3.998%, due 5/10/50(a)(b)	104,941	101,777
Series 2015-GC30 D
3.384%, due 5/10/50	1,075,000	599,312
Series 2018-GS10 D
3.000%, due 7/10/51	450,000	363,491
GS Mortgage Securities Trust 2014-GC22
Series 2014-GC22 AS
4.113%, due 6/10/47	395,000	368,438

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
HILT COMMERCIAL MORTGAGE TRUST
Series 2024-ORL D
6.869%, (1 Month CME SOFR + 3.19%), due 5/15/37(a)	$100,000	$100,437
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440 A
5.095%, (1 Month CME SOFR + 1.41%), due 3/15/36(a)	355,000	333,901
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 B
4.009%, due 3/15/50(a)(b)	150,000	125,648
Series 2017-C7 D
3.000%, SOFR, due 10/15/50	100,000	77,149
MFT Trust
Series 2020-ABC B
3.477%, due 2/10/42(a)(b)	260,000	208,081
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22 AS
3.561%, due 4/15/48	110,000	106,425
Morgan Stanley Capital I Trust
Series 2018-H3 D
3.000%, due 7/15/51	135,000	110,202
Morgan Stanley Capital I Trust 2021-230P
Series 2021-230P A
4.964%, (1 Month CME SOFR + 1.28%), due 12/15/38(a)	275,000	267,094
MSWF Commercial Mortgage Trust
Series 2023-2 AS
6.491%, due 12/15/56(a)(b)	75,000	81,535
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE A
5.260%, (1 Month CME SOFR + 1.58%), due 7/15/36(a)	339,543	324,697
Series 2020-2PAC AMZ1
3.500%, due 1/15/37(a)(b)	475,000	411,117
Series 2021-APPL A
4.895%, (1 Month CME SOFR + 1.21%), due 8/15/38(a)	92,817	90,472
NCMF Trust
Series 2025-MFS D
6.618%, due 6/10/33(a)(b)	375,000	380,835
ROCK Trust
Series 2024-CNTR E
8.819%, due 11/13/41	445,000	473,071
SWCH Commercial Mortgage Trust
Series 2025-DATA A
5.123%, (1 Month CME SOFR + 1.44%), due 2/15/42(a)	320,000	317,700
UBS Commercial Mortgage Trust
Series 2018-C9 C
4.962%, due 3/15/51(a)(b)	405,000	277,563
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C9 B
4.570%, due 3/15/51(a)(b)	165,000	141,166
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B
3.649%, due 3/10/46(a)(b)	490,061	479,280
WB Commercial Mortgage Trust 2024-HQ
Series 2024-HQ A
6.134%, due 3/15/40(a)(b)	530,000	530,877

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5 D
4.875%, due 1/15/59(a)(b)	$469,000	$357,125
Series 2016-NXS6 D
3.059%, due 11/15/49	555,000	477,857
Series 2018-C44 D
3.000%, due 5/15/51	710,000	517,076
Series 2019-C51 AS
3.584%, due 6/15/52	116,000	108,407
Series 2019-C51 C
4.289%, due 6/15/52(a)(b)	445,000	377,395
Series 2022-ONL E
4.928%, due 12/15/39(a)(b)	350,000	321,804
WP Glimcher Mall Trust
Series 2015-WPG C
3.516%, due 6/5/35(a)(b)	450,000	382,495
Total Commercial Mortgage-Backed Securities
(Cost $27,838,070)		28,313,846

U.S. Government & Federal Agencies — 45.0%
Mortgage Securities — 42.2%
Fannie Mae Interest Strip
Series 2022-426 C32
1.500%, due 2/25/52(c)	170,708	16,217
Series 2023-438 C34
6.000%, due 8/25/53(c)	673,477	149,036
Series 2024-440 C46
4.000%, due 10/25/53(c)	1,281,581	271,313

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Fannie Mae Pool
Series 2018-BK4772
4.000%, due 8/1/48	$21,568	$20,970
Series 2018-BN0340
4.500%, due 12/1/48	11,812	11,753
Series 2018-CA2056
4.500%, due 7/1/48	53,413	53,252
Series 2018-CA2960
4.500%, due 1/1/49	27,228	27,095
Series 2020-FM3129
3.000%, due 5/1/50	81,368	72,876
Series 2020-FM3889
3.000%, due 7/1/50	27,633	24,775
Series 2020-FM5299
3.500%, due 11/1/50	21,466	19,919
Series 2021-FM7418
2.500%, due 6/1/51	127,442	110,278
Series 2021-MA4371
2.500%, due 6/1/51	1,200,239	995,925
Series 2021-MA4438
2.500%, due 10/1/51	2,641,245	2,259,882
Series 2021-MA4492
2.000%, due 12/1/51	3,461,324	2,819,125
Series 2021-MA4511
2.000%, due 1/1/52	1,523,327	1,240,217
Series 2022-BU1417
3.000%, due 1/1/52	97,015	86,201
Series 2022-MA4562
2.000%, due 3/1/52	2,961,724	2,409,884
Series 2022-MA4598
2.500%, due 5/1/52	1,361,601	1,163,089
Series 2022-MA4623
2.500%, due 6/1/52	761,688	650,648
Series 2022-MA4624
3.000%, due 6/1/52	1,847,545	1,643,195
Series 2022-MA4626
4.000%, due 6/1/52	1,004,791	962,082
Series 2022-MA4806
5.000%, due 11/1/52	401,395	402,966
Series 2023-FS3603
5.500%, due 8/1/53	46,874	48,101
Series 2023-FS3904
5.000%, due 3/1/53	21,816	21,903
Series 2023-FS5641
6.000%, due 8/1/53	95,226	98,335
Series 2023-MA4918
5.000%, due 2/1/53	1,383,695	1,388,967
Series 2023-MA4919
5.500%, due 2/1/53	725,727	738,542
Series 2023-MA4940
5.000%, due 3/1/53	963,785	967,506
Series 2023-MA5009
5.000%, due 5/1/53	837,520	840,626
Series 2023-MA5020
5.000%, due 5/1/43	647,549	660,288
Series 2023-MA5027
4.000%, due 5/1/53	917,529	879,083
Series 2024-FS7587
5.500%, due 4/1/54	66,095	67,613
Series 2024-FS8105
2.000%, due 10/1/52	3,293,061	2,680,013
Series 2024-FS8206
5.500%, due 6/1/54	520,032	533,340
Series 2024-FS9453

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
4.500%, due 8/1/53	$278,149	$273,957
Series 2024-MA5353
5.500%, due 5/1/54	1,457,559	1,478,855
Series 2024-MA5497
5.500%, due 10/1/54	761,258	772,176
Series 2025-FA1540
6.000%, due 12/1/54	356,921	366,623
Series 2025-FA2250
3.000%, due 7/1/52	843,104	748,894
Series 2025-MA5614
5.500%, due 2/1/55	357,723	362,854
Fannie Mae REMICS
Series 2016-19 SD
2.288%, (1 Month SOFR + 5.99%), due 4/25/46(a)(c)	113,284	10,571
Series 2016-57 SN
2.238%, (1 Month SOFR + 5.94%), due 6/25/46(a)(c)	57,932	6,280
Series 2019-32 SB
2.238%, (1 Month SOFR + 5.94%), due 6/25/49(a)(c)	49,311	5,347
Series 2019-77 LZ
3.000%, due 1/25/50	174,917	154,324
Series 2020-23 PS
2.238%, (1 Month SOFR + 5.94%), due 2/25/50(a)(c)	65,407	7,826
Series 2020-57 LJ
2.000%, due 8/25/50	535,000	408,722
Series 2020-63 B
1.250%, due 9/25/50	7,711	6,123
Series 2021-12 GC
3.500%, due 7/25/50	76,020	69,692
Series 2021-3 TI
2.500%, due 2/25/51(c)	1,052,545	179,159
Series 2021-34 MI
2.500%, due 3/25/51(c)	793,955	105,006
Series 2021-8 ID
3.500%, due 3/25/51(c)	895,946	191,587
Series 2021-85 BI
3.000%, due 12/25/51(c)	291,907	51,952
Series 2021-91 HI
3.000%, due 1/25/52(c)	98,794	12,149
Series 2022-10 SA
2.053%, (1 Month SOFR + 5.75%), due 2/25/52(a)(c)	607,417	69,197
Series 2024-48 SB
2.203%, (1 Month SOFR + 5.90%), due 7/25/54(a)(c)	2,142,495	118,207
Series 2024-78 EV
5.500%, due 10/25/35	424,443	434,496
Series 2024-82 DS
1.453%, (1 Month SOFR + 5.15%), due 11/25/54(a)(c)	1,232,838	38,959
Series 2025-103 SA
2.133%, (1 Month SOFR + 5.83%), due 6/25/55(a)(c)	866,861	54,014
Series 2025-18 SM
3.403%, (1 Month SOFR + 7.10%), due 9/25/54(a)(c)	446,989	31,178
Series 2025-44 SD
1.403%, (1 Month SOFR + 5.10%), due 6/25/55(a)(c)	1,638,961	62,203

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Freddie Mac Gold Pool
Series 2018-G08831
4.000%, due 8/1/48	$11,095	$10,803
Freddie Mac Pool
Series 2019-QA1451
3.000%, due 8/1/49	13,261	11,918
Series 2019-RA1780
4.500%, due 11/1/49	31,667	31,682
Series 2021-RA4934
3.000%, due 3/1/51	966,325	857,386
Series 2021-SD8146
2.000%, due 5/1/51	706,557	578,220
Series 2021-SD8166
2.000%, due 9/1/51	1,844,690	1,504,157
Series 2022-QD8143
2.000%, due 3/1/52	85,563	69,501
Series 2022-RA6622
2.500%, due 1/1/52	195,331	168,598
Series 2022-RA7122
3.500%, due 4/1/52	674,935	628,683
Series 2022-SD8199
2.000%, due 3/1/52	4,352,669	3,542,340
Series 2022-SD8220
3.000%, due 6/1/52	438,896	389,794
Series 2022-SD8243
3.500%, due 9/1/52	1,377,859	1,275,816
Series 2022-SD8256
4.000%, due 10/1/52	514,728	493,258
Series 2022-SD8266
4.500%, due 11/1/52	1,442,187	1,417,775
Series 2022-SD8277
5.500%, due 12/1/52	532,446	542,551
Series 2023-SD3392
5.500%, due 7/1/53	36,602	37,570
Series 2023-SD3770
2.500%, due 3/1/52	512,177	442,798
Series 2023-SD8325
6.000%, due 5/1/53	110,549	113,914
Series 2023-SD8329
5.000%, due 6/1/53	507,786	509,539
Series 2023-SD8342
5.500%, due 7/1/53	1,082,654	1,101,107
Series 2024-SD4958
2.000%, due 6/1/52	3,518,497	2,873,365
Series 2024-SD5040
5.500%, due 3/1/54	61,599	63,021
Series 2024-SD6766
5.500%, due 11/1/54	1,185,756	1,208,206
Series 2024-SD6871
5.500%, due 11/1/54	690,949	705,783
Series 2024-SD8489
4.500%, due 12/1/54	1,330,812	1,304,987
Series 2025-RB5383
4.500%, due 1/1/46	313,418	310,436
Series 2025-RJ5572
5.000%, due 12/1/55	679,049	682,408
Series 2025-SL0927
6.000%, due 9/1/54	980,483	1,019,848
Series 2025-SL1570
6.000%, due 7/1/55	309,760	317,155

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Freddie Mac REMICS
Series 2020-4993 KS
2.238%, (1 Month SOFR + 5.934%), due 7/25/50(a)(c)	$136,391	$18,241
Series 2020-4994 TS
2.288%, (1 Month SOFR + 5.99%), due 7/25/50(a)(c)	1,349,695	172,503
Series 2020-5021 SA
0.000%, (1 Month SOFR + 3.55%), due 10/25/50(a)(c)	880,680	17,942
Series 2020-5036 IO
3.500%, due 11/25/50(c)	676,532	147,456
Series 2020-5040 IO
3.500%, due 11/25/50(c)	50,894	9,301
Series 2020-5041 JE
1.250%, due 3/25/49	75,148	62,345
Series 2021-5070 PI
3.000%, due 8/25/50(c)	60,831	10,818
Series 2021-5094 IP
3.000%, due 4/25/51(c)	474,211	76,423
Series 2021-5152 BI
3.000%, due 7/25/50(c)	82,893	14,344
Series 2021-5167 GI
3.000%, due 11/25/51(c)	938,476	155,544
Series 2022-5191 IO
3.500%, due 9/25/50(c)	64,775	11,588
Series 2022-5205 KI
3.000%, due 12/25/48(c)	56,428	5,750
Series 2023-5326 QO
0.000%, due 9/25/50(d)(e)	415,516	281,236
Series 2023-5328 JY
0.250%, due 9/25/50	411,748	289,711
Series 2023-5351 DO
0.000%, due 9/25/53(d)(e)	85,956	69,443
Series 2024-5471 SK
1.653%, (1 Month SOFR + 5.35%), due 8/25/54(a)(c)	2,302,337	82,921
Series 2024-5472 SB
1.653%, (1 Month SOFR + 5.35%), due 11/25/54(a)(c)	3,142,125	120,841
Series 2025-5514 SA
1.403%, (1 Month SOFR + 5.10%), due 3/25/55(a)(c)	980,302	29,544
Series 2025-5531 SD
2.203%, (1 Month SOFR + 5.90%), due 4/25/55(a)(c)	1,252,886	78,432
Series 2025-5547 ES
3.303%, (1 Month SOFR + 7.00%), due 6/25/55(a)(c)	530,822	36,161

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Freddie Mac STACR REMIC Trust
Series 2021-DNA1 B1
6.347%, (1 Month SOFR + 2.65%), due 1/25/51(a)	$580,000	$612,064
Series 2021-DNA5 B2
9.197%, (1 Month SOFR + 5.50%), due 1/25/34(a)	220,000	266,475
Series 2021-HQA3 B2
9.947%, (1 Month SOFR + 6.25%), due 9/25/41(a)	1,070,000	1,100,634
Series 2021-HQA4 B2
10.697%, (1 Month SOFR + 7.00%), due 12/25/41(a)	713,000	744,415
Series 2021-HQA4 M2
6.047%, (1 Month SOFR + 2.35%), due 12/25/41(a)	120,000	121,537
Freddie Mac STACR Securitized Participation Interests Trust
Series 2018-SPI3 B
4.156%, due 8/25/48(a)(b)	689,979	538,570
Freddie Mac STACR Trust
Series 2019-FTR1 B2
12.162%, (1 Month SOFR + 8.46%), due 1/25/48(a)	385,000	460,838
Series 2019-FTR3 B2
8.789%, (1 Month SOFR + 4.91%), due 9/25/47(a)	500,000	546,795
Series 2019-HQA2 B2
15.062%, (1 Month SOFR + 11.36%), due 4/25/49(a)	425,000	509,869
Freddie Mac Strips
Series 2006-240
0.000%, due 7/15/36(d)(e)	31,509	28,151
Series 2007-246
0.000%, due 5/15/37(d)(e)	45,513	38,059
Series 2012-272
0.000%, due 8/15/42(d)(e)	144,032	111,912
Series 2013-311 S1
2.128%, (1 Month SOFR + 5.84%), due 8/15/43(a)(c)	1,148,212	118,646
Series 2023-397 C61
5.500%, due 1/25/53(c)	563,714	97,196
Series 2023-402
0.000%, due 9/25/53(d)(e)	78,828	66,937
Ginnie Mae II Pool
Series 2021-MA7706
3.000%, due 11/20/51	815,762	737,234
Series 2024-787246
3.000%, due 9/20/53	1,216,323	1,077,663
Ginnie Mae Strip
Series 2004-1 1
0.000%, due 7/20/34(d)(e)	15,092	13,291

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Government National Mortgage Association
Series 2016-93 AI
4.500%, due 7/20/44(c)	$598,492	$139,401
Series 2019-128 YF
3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(a)	26,497	24,072
Series 2020-1 YS
0.000%, (1 Month CME SOFR + 2.72%), due 1/20/50(a)(c)	116,530	490
Series 2020-129 SB
0.000%, (1 Month CME SOFR + 3.09%), due 9/20/50(a)(c)	149,130	1,117
Series 2020-146 SA
2.510%, (1 Month CME SOFR + 6.19%), due 10/20/50(a)(c)	125,464	16,950
Series 2020-149 IQ
2.500%, due 10/20/50(c)	134,197	19,484
Series 2020-166 IC
2.000%, due 11/20/50(c)	61,420	7,574
Series 2020-167 SN
2.510%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(c)	430,114	58,955
Series 2020-168 IA
0.974%, due 12/16/62(a)(b)(c)	2,056,407	146,160
Series 2020-177 IO
0.822%, due 6/16/62(a)(b)(c)	233,220	13,688
Series 2020-183 HT
2.067%, (1 Month SOFR + 5.77%), due 12/20/50(a)(c)	115,750	14,673
Series 2020-188 GI
2.000%, due 12/20/50(c)	978,187	109,194
Series 2020-188 IO
2.000%, due 12/20/50(c)	85,974	9,882
Series 2020-189 NS
2.510%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(c)	121,433	17,196
Series 2020-189 SU
2.510%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(c)	365,142	51,774
Series 2020-34 SC
2.260%, (1 Month CME SOFR + 5.94%), due 3/20/50(a)(c)	74,845	9,386
Series 2020-96 CS
2.310%, (1 Month CME SOFR + 5.99%), due 8/20/49(a)(c)	216,044	26,292
Series 2021-1 IT
3.000%, due 1/20/51(c)	816,007	141,581
Series 2021-1 PI
2.500%, due 12/20/50(c)	63,090	9,649
Series 2021-122 HS
2.510%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(c)	977,566	133,253
Series 2021-16 AS
0.000%, (1 Month CME SOFR + 2.64%), due 1/20/51(a)(c)	2,070,237	6,530
Series 2021-177 IM
3.000%, due 10/20/51(c)	94,550	16,080
Series 2021-177 SB
0.000%, (1 Month SOFR + 3.20%), due 10/20/51(a)(c)	4,549,935	44,085
Series 2021-179 SA
2.510%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(c)	983,434	137,838

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2021-188 IO
2.500%, due 10/20/51(c)	$1,164,980	$191,668
Series 2021-205 GA
2.000%, due 11/20/51	123,337	102,137
Series 2021-226 SA
0.000%, (1 Month SOFR + 1.70%), due 12/20/51(a)(c)	18,143,331	15,650
Series 2021-29 AS
0.000%, (1 Month SOFR + 2.70%), due 2/20/51(a)(c)	233,819	843
Series 2021-30 HI
2.000%, due 2/20/51(c)	180,832	20,084
Series 2021-44 IQ
3.000%, due 3/20/51(c)	601,961	101,031
Series 2021-47 IO
0.992%, due 3/16/61(a)(b)(c)	356,645	23,572
Series 2021-50 KI
2.500%, due 1/20/48(c)	168,110	18,930
Series 2021-56 FE
2.500%, (1 Month SOFR + 0.20%), due 10/20/50(a)(c)	120,619	17,835
Series 2021-57 SA
2.510%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(c)	1,612,943	212,420
Series 2021-57 SD
2.510%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(c)	2,283,522	304,694
Series 2021-67 PI
3.000%, due 4/20/51(c)	79,155	13,453
Series 2021-96 GP
1.000%, due 6/20/51	341,843	265,379
Series 2021-96 JS
2.560%, (1 Month CME SOFR + 6.24%), due 6/20/51(a)(c)	1,079,974	150,664
Series 2021-96 NS
2.510%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	121,669	15,747
Series 2021-96 SN
2.510%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	148,418	18,735
Series 2021-97 SM
2.510%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	105,917	14,270
Series 2021-98 IN
3.000%, due 6/20/51(c)	74,537	13,536
Series 2022-1 CF
2.500%, (1 Month SOFR + 0.80%), due 1/20/52(a)	229,948	193,133
Series 2022-10 IC
2.000%, due 11/20/51(c)	1,045,723	125,687
Series 2022-101 SB
0.000%, (1 Month SOFR + 3.30%), due 6/20/52(a)(c)	1,043,154	10,296
Series 2022-107 SA
0.000%, (1 Month SOFR + 3.47%), due 6/20/52(a)(c)	5,251,051	54,848
Series 2022-182 IO
3.000%, due 10/20/45(c)	303,244	42,321
Series 2022-185 DI
1.022%, due 10/16/65(a)(b)(c)	871,232	59,513
Series 2022-190 HS
2.260%, (1 Month CME SOFR + 5.94%), due 2/20/50(a)(c)	302,273	32,986
Series 2022-207 IO

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
3.000%, due 8/20/51(c)	$73,817	$12,401
Series 2022-78 S
0.000%, (1 Month SOFR + 3.70%), due 4/20/52(a)(c)	129,554	2,396
Series 2022-87 SA
0.000%, (1 Month SOFR + 3.30%), due 5/20/52(a)(c)	2,078,040	19,956
Series 2023-1 HD
3.500%, due 1/20/52	170,839	155,686
Series 2023-159 CI
0.955%, due 7/16/65(a)(b)(c)	1,901,144	132,952
Series 2023-172 IO
1.331%, due 2/16/66(a)(b)(c)	2,243,061	204,135
Series 2023-194 CI
0.818%, due 10/16/65(a)(b)(c)	1,492,765	91,830
Series 2023-26 L
3.800%, due 4/16/65(a)(b)	180,000	134,344
Series 2023-37 IB
2.500%, due 10/20/50(c)	615,144	90,027
Series 2023-53
0.000%, due 4/20/53(d)(e)	231,191	189,753
Series 2023-59 YC
7.076%, due 9/20/51(a)(b)	62,925	69,308
Series 2023-60 ES
3.794%, (1 Month SOFR + 11.20%), due 4/20/53(a)	49,398	45,831
Series 2023-66 OQ
0.000%, due 7/20/52(d)(e)	150,021	121,272
Series 2023-80 SA
1.547%, (1 Month SOFR + 5.25%), due 6/20/53(a)(c)	1,886,080	83,731
Series 2023-86 SE
2.947%, (1 Month SOFR + 6.65%), due 9/20/50(a)(c)	682,676	102,627
Series 2024-29 B
2.500%, due 8/16/64(a)(b)	265,000	194,337
Series 2024-48 JI
3.000%, due 7/20/51(c)	771,471	130,041
Series 2024-51 SX
1.497%, (1 Month SOFR + 5.20%), due 3/20/54(a)(c)	3,282,510	129,077
Series 2025-112 IO
0.566%, due 3/16/66(a)(b)(c)	2,296,025	117,810
Series 2025-131 S
2.347%, (1 Month SOFR + 6.05%), due 8/20/55(a)(c)	664,756	51,762
Series 2025-25 P
7.000%, due 11/20/54	245,048	253,366
Seasoned Credit Risk Transfer Trust Series
Series 2025-1 MTU
3.250%, due 11/25/64	1,398,860	1,217,438
Seasoned Loans Structured Transaction Series
Series 2018-1 A1
3.500%, due 6/25/28	44,070	43,313
		68,216,944
U.S. Treasury Note — 2.8%
U.S. Treasury Notes
3.500%, due 1/31/28	560,000	559,628
3.500%, due 1/15/29	825,000	822,615
4.000%, due 1/31/33	2,165,000	2,161,279

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

U.S. Treasury Note (continued)
4.000%, due 11/15/35	$905,000	$886,476
		4,429,998
Total U.S. Government & Federal Agencies
(Cost $71,835,337)		72,646,942

	Shares	Value
Short-Term Investment — 0.6%

Money Market Fund — 0.6%
Dreyfus Treasury Obligations Cash Management Fund, 3.58%(f)
(Cost $943,577)	943,577	943,577

Total Investments — 100.5% (Cost $160,747,677)		162,370,687
Other Assets and Liabilities, Net — (0.5)%		(786,210)
Net Assets — 100.0%		$161,584,477

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2026.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(d)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(e)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(f)	Reflects the 1-day yield at January 31, 2026.

Abbreviations
CMT	- Constant Maturity Treasury Index
REMIC	- Real Estate Mortgage Investment Conduit
SOFR	- Secured Overnight Financing Rate

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

January 31, 2026 (unaudited)

Open futures contracts outstanding at January 31, 2026:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2026	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets, Inc.	March 2026	176	$19,933,533	$19,681,750	$(251,783)
U.S. 10 Year Ultra Note (CBT)	Citigroup Global Markets, Inc.	March 2026	(53)	(6,130,393)	(6,050,281)	80,112
U.S. 5 Year Note (CBT)	Citigroup Global Markets, Inc.	March 2026	(2)	(217,418)	(217,860)	(442)
U.S. Long Bond (CBT)	Citigroup Global Markets, Inc.	March 2026	(8)	(920,043)	(921,000)	(957)
						$(173,070)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $221,288 at January 31, 2026.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Collateralized Loan Obligations	$—	$4,624,817	$—	$4,624,817
Collateralized Mortgage Obligations	—	30,608,833	—	30,608,833
Commercial Asset-Backed Securities	—	25,232,672	—	25,232,672
Commercial Mortgage-Backed Securities	—	28,313,846	—	28,313,846
U.S. Government & Federal Agencies	—	72,646,942	—	72,646,942
Short-Term Investment:
Money Market Fund	943,577	—	—	943,577
Total Investments in Securities	943,577	161,427,110	—	162,370,687
Other Financial Instruments:(h)
Futures Contracts	80,112	—	—	80,112
Total Investments in Securities and Other Financial Instruments	$80,112	$161,427,110	$—	$162,450,799
Liability Valuation Inputs
Other Financial Instruments:(h)
Futures Contracts	$(253,182)	$—	$—	$(253,182)

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.